UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21552
                                                     ---------

                    J.P. Morgan Multi-Strategy Fund, L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                            245 Park Avenue, Floor 3
                               New York, NY 10167
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Ronan O'Comhrai, Esq.
                 J.P. Morgan Alternative Asset Management, Inc.
                            245 Park Avenue, Floor 8
                               New York, NY 10167
               --------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                                  James G. Silk
                          Willkie Farr & Gallagher LLP
                               1875 K Street, N.W.
                           Washington, D.C. 20006-1238

        Registrant's telephone number, including area code: 212-648-1953
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2009
                                               -------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                      J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments
                                  June 30, 2009
                                   (Unaudited)


                                                                                                % OF
                                                                                              MEMBERS'
STRATEGY                        INVESTMENT FUND                   COST          FAIR VALUE    CAPITAL       LIQUIDITY      FOOTNOTE
--------                        ---------------                   ----          ----------    -------       ---------      --------
Credit                          Centar Investments
                                  Group (Asia) L.P.             5,150,000        4,953,824      2.71%        Quarterly
Credit                          Good Hill Partners
                                  Fund L.P.                     3,000,000        2,438,935      1.34%      Semi-Annually
Credit                          Plainfield 2009
                                  Liquidating LLC               2,896,474        2,889,762      1.58%                          (B)
Credit                          Strategic Value
                                  Restructuring Fund, L.P.      2,064,737        1,737,345      0.95%        Annually
Credit                          SVRF (Onshore)
                                  Holdings LLC                  1,733,156        1,626,122      0.89%                          (B)
Credit                          Waterfall Eden
                                  Fund, L.P.                    6,150,000        4,920,669      2.70%        Quarterly
Credit                          Waterfall Victoria
                                  Fund, L.P.                    1,317,122        1,364,775      0.75%      Semi-Annually
                                                            -------------    -------------    ------

                                TOTAL                          22,311,489       19,931,432     10.92%
                                                            -------------    -------------    ------

Long/Short Equities             Black Bear
                                  Fund I, L.P.                  2,406,820        1,853,537      1.02%        Quarterly
Long/Short Equities             Deerfield Partners,
                                  L.P.                          8,700,000        9,658,776      5.29%      Semi-Annually
Long/Short Equities             Eastern Advisor Fund,
                                  L.P.                            322,253          740,515      0.41%       Side Pocket
Long/Short Equities             Egerton Capital
                                  Partners, L.P.                7,800,190        7,167,412      3.93%        Quarterly
Long/Short Equities             Glenview Institutional
                                  Partners, L.P.                4,715,676        4,110,621      2.25%        Quarterly
Long/Short Equities             Pelham Long/Short
                                  Fund LP                       2,000,000        1,979,596      1.08%         Monthly
Long/Short Equities             Pennant Windward Fund,
                                  L.P.                          5,000,000        5,390,145      2.95%        Quarterly
Long/Short Equities             PMA Prospect US Feeder
                                  Fund, LLC
                                  (Special Investment)            230,072          193,598      0.11%       Side Pocket
Long/Short Equities             Rockhampton Fund                3,800,000        3,861,788      2.11%         Monthly
Long/Short Equities             ValueAct Capital
                                  Partners, L.P.                5,258,910        4,449,817      2.44%        Annually
                                                            -------------    -------------    ------

                                TOTAL                          40,233,921       39,405,805     21.59%
                                                            -------------    -------------    ------

Merger Arbitrage/Event Driven   Apollo Asia Opportunity
                                  Fund, L.P.                    1,452,271        2,770,984      1.52%        Quarterly
Merger Arbitrage/Event Driven   Deephaven Event
                                  Fund, LLC                       699,655          271,066      0.15%                          (B)
Merger Arbitrage/Event Driven   Pendragon Lancelot II
                                  Fund, LLC                       408,715          209,905      0.11%                          (B)
Merger Arbitrage/Event Driven   Pentwater Event
                                  Fund, LLC                     5,000,000        4,522,303      2.48%        Annually          (A)
Merger Arbitrage/Event Driven   Taconic Opportunity
                                  Fund, L.P.                    3,300,000        3,001,336      1.64%        Quarterly
                                                            -------------    -------------    ------

                                TOTAL                          10,860,641       10,775,594      5.90%
                                                            -------------    -------------    ------

Opportunistic                   Brevan Howard, L.P.             3,994,971        7,068,965      3.87%         Monthly
Opportunistic                   Brevan Howard
                                  Multi-Strategy
                                  Fund, L.P.                    2,454,806        2,687,271      1.47%         Monthly
Opportunistic                   Hawker Capital
                                  Harrier Fund LP               3,500,000        3,500,104      1.92%        Quarterly
Opportunistic                   Red Kite Metals
                                  Fund, LLC                     2,724,785        2,150,991      1.18%        Quarterly
                                                            -------------    -------------    ------

                                TOTAL                          12,674,562       15,407,331      8.44%
                                                            -------------    -------------    ------

Relative Value                  Aviator Partners,
                                  L.P.                              8,179            1,591      0.00%                          (B)
Relative Value                  BAM Opportunity,
                                  L.P.                          5,651,454        6,705,863      3.67%        Quarterly
Relative Value                  Black River Commodity
                                  Multi-Strategy
                                  Fund, LLC                       885,164          955,383      0.52%       Side Pocket
Relative Value                  D.E. Shaw Composite
                                  Fund, LLC                     5,603,768        6,087,473      3.34%        Quarterly
Relative Value                  D.E. Shaw Oculus
                                  Fund, LLC                     2,664,098        5,384,940      2.96%        Quarterly
Relative Value                  DKR Sound Shore
                                  Oasis Fund, L.P.              3,660,145        3,726,401      2.04%        Quarterly
Relative Value                  Chestnut Fund Ltd                 161,629          216,759      0.12%                          (B)
Relative Value                  Evolution M Fund,
                                  L.P.                          3,913,909        4,119,829      2.26%        Quarterly
Relative Value                  Hudson Bay Fund,
                                  L.P.                          6,300,000        8,673,789      4.75%        Quarterly
Relative Value                  Magnetar Capital
                                  Fund, L.P.                    2,004,198        1,643,933      0.90%      Semi-Annually
Relative Value                  Magnetar Risk Linked
                                  Fund (US) Ltd.                2,601,256        2,264,259      1.24%                          (B)
Relative Value                  Magnetar Structured
                                  Credit Fund, LP               4,400,000        4,439,964      2.43%      Semi-Annually
Relative Value                  QVT Associates, L.P.            8,388,098        7,784,791      4.26%        Quarterly
Relative Value                  Viridian Fund, L.P.             7,337,978        7,175,952      3.93%        Quarterly
Relative Value                  Whiteside Energy
                                  Domestic L.P.                 4,950,000        5,516,010      3.02%        Quarterly
                                                            -------------    -------------    ------

                                TOTAL                          58,529,876       64,696,937     35.44%
                                                            -------------    -------------    ------


Short Selling                   Copper River
                                  Partners, L.P.                2,442,497          831,148      0.45%                          (B)
Short Selling                   Icarus Partners,
                                  L.P.                          3,000,000        2,660,231      1.46%        Quarterly
Short Selling                   Kingsford Capital
                                  Partners, L.P.                1,420,224        1,675,722      0.92%        Quarterly
                                                            -------------    -------------    ------
Short Selling

                                TOTAL                           6,862,721        5,167,101      2.83%
                                                            -------------    -------------    ------

                                TOTAL INVESTMENTS           $ 151,473,210      155,384,200     85.12%
                                                            =============

                                Other Assets,
                                  less Other Liabilities                        27,170,725     14.88%
                                                                             -------------    ------

                                MEMBERS' CAPITAL                             $ 182,554,925    100.00%
                                                                             =============    ======

(A) Investment Fund has suspended redemptions
(B) Investment Fund is in liquidation

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                  June 30, 2009
                                   (Unaudited)

INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS


EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Relative Value                            41.64%
Long/Short Equities                       25.36%
Credit                                    12.83%
Opportunistic                              9.92%
Merger Arbitrage/Event Driven              6.93%
Short Selling                              3.32%



THE INVESTMENTS IN INVESTMENT FUNDS SHOWN ABOVE, REPRESENTING 85.12% OF MEMBERS' CAPITAL, HAVE BEEN VALUED AT FAIR VALUE. THE BOARD OF DIRECTORS HAVE APPROVED PROCEDURES PURSUANT TO WHICH THE FUND VALUES IT'S INVESTMENTS IN INVESTMENT FUNDS AT FAIR VALUE.

None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 20% - 30% of net profits earned.

At June 30, 2009, the estimated cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation on investments was $15,071,490 and gross unrealized depreciation was $11,160,500 resulting in net unrealized appreciation on investments of $3,910,990.

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                      Schedule of Investments (concluded)
                                 June 30, 2009
                                  (Unaudited)


In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements - ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels listed below.

 Level 1 -- quoted prices in active markets for identical securities Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
 Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                          ------------------------------------------------
                                                            Investments in
                                                              Securities
                          ------------------------------------------------

                          ------------------------------------------------
                          Level 1                            $          --
                          ------------------------------------------------
                          Level 2                                       --
                          ------------------------------------------------
                          Level 3                              155,384,200
                          ------------------------------------------------
                          TOTAL                              $ 155,384,200
                          ------------------------------------------------


SFAS 157 also requires a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value:


                          ------------------------------------------------
                                                            Investments in
                                                              Securities
                          ------------------------------------------------

                          ------------------------------------------------
                          Balance as of 3/31/09              $ 145,796,274
                          ------------------------------------------------
                          Realized gain (loss)                  (5,742,316)
                          ------------------------------------------------
                          Change in unrealized
                          appreciation (depreciation)           11,106,249
                          ------------------------------------------------
                          Net purchase (sales)                   4,223,993
                          ------------------------------------------------
                          Net transfer in (out) of Level 3              --
                          ------------------------------------------------
                          Balance as of 06/30/09             $ 155,384,200
                          -------------------------------------------------


Net change in unrealized appreciation/(depreciation) on investments still held at June 30, 2009 $3,910,990.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               J.P. Morgan Multi-Strategy Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date                       August 25, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date                       August 25, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Thomas J. DiVuolo
                         -------------------------------------------------------
                           Thomas J. DiVuolo, Principal Financial Officer (principal financial officer)

Date                       August 31, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.